Prepaid Expenses (Details) - Schedule of prepaid expenses - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses [Abstract]
Prepaid insurance	$ 1,227	$ 14	$ 152
Other prepayments	22	22	22
Total	$ 1,249	$ 36	$ 174